Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Business Acquisition [Line Items]
Accrued advertising expense	¥ 1,191,189		¥ 1,087,818
Accrued shipping and handling expenses	1,642,964		1,492,047
Amounts received on behalf of third-party merchants (Note a)	1,968,213		1,272,829
Accrued payroll and social benefits	790,406		721,182
Deposits from vendors	562,916		550,587
Income tax payables	646,677		689,275
Other tax payables (Note b)	424,699		484,103
Accrued rental expenses	80,338		86,317
Accrued administrative expenses	425,236		404,303
Refund liability (Note c)	494,796		339,821
Cash-settled share-based compensation (Note 24(c))	999,055		624,689
Loan from non-controlling interests shareholders (Note d)	144,300		133,000
Payables for repurchasing of ordinary shares	0		167,089
Others	189,660		341,682
Total	¥ 9,560,449	$ 1,346,562	¥ 8,394,742
Period of unconditional right of return	7 days